Capital Structure	12 Months Ended
Dec. 31, 2013
Capital Structure

(21) Capital Structure

The Company is authorized to issue three types of capital stock, as outlined in the table below:

	Authorized,			Voluntary or
	issued, and	Par value,		involuntary
	outstanding	per share	Redemption rights	liquidation rights
Common stock	40,000,000	$1.00	None	None
20,000,001
20,000,001
Preferred stock:
Class A	200,000,000	$1.00	Designated by Board	Designated by Board
	18,903,484		for each series issued	for each series issued
18,903,484
Class A, Series A	8,909,195	1.00	$35.02 per share plus	$35.02 per share plus
	8,909,195		an amount to yield a	an amount to yield a
	8,909,195		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class A, Series B	10,000,000	1.00	$35.02 per share plus	$35.02 per share plus
	9,994,289		an amount to yield a	an amount to yield a
	9,994,289		compounded annual	compounded annual
			return of 6%, after	return of 6%, after
			actual dividends paid	actual dividends paid
Class B	400,000,000	1.00	Designated by Board	Designated by Board
			for each series issued	for each series issued

Holders of Class A preferred stock and of common stock are entitled to one vote per share with respect to all matters presented to or subject to the vote of shareholders. Holders of Class B preferred stock have no voting rights. All issued and outstanding shares are owned by AZOA. See note 1 for further discussion.

Each share of Class A preferred stock is convertible into one share of the Company’s common stock. The Company may redeem any or all of the Class A preferred stock at any time. Dividends will be paid to each class of stock only when declared by the BOD. In the event a dividend is declared, dividends must be paid to holders of Class A preferred stock, Class B preferred stock, and common stock, each in that order.

As discussed in notes 2 and 17, the Company carried out various capital transactions with related parties during 2013, 2012, and 2011.